Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Impairment loss			$ 1,210
Impairment credit loss		1,148
Employees monthly deposits percentage	8.33%
Severance expense	$ 237	$ 323	$ 305
Tax benefit	50.00%
New Israeli Shekels [Member]
Summary of Significant Accounting Policies [Line Items]
Weighted average interest rate percentage	4.16%	4.16%